As filed with the Securities and Exchange Commission on December 18, 2014

Securities Act Registration No. 333-175116

Investment Company Act Reg. No. 811-22574

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1833	☒
Pre-Effective Amendment	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1840	☒
Amendment No. 15	☒

(Check appropriate box or boxes.)

WHITEBOX MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of Principal Executive Offices) (Zip Code)

(612) 253-6001

(Registrant’s Telephone Number, including Area Code)

Mark M. Strefling

General Counsel and

Chief Operating Officer

Whitebox Advisors LLC

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and Address of Agent for Service)

Copies to:

Matthew L. Thompson, Esq. Faegre Baker Daniels LLP 90 South 7th Street, Suite 2200 Minneapolis, MN 55402	Peter D. Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue, Suite 3800 Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 16, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until January 16, 2015, the effectiveness of the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 12, filed on October 31, 2014, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1833 and the Investment Company Act of 1840, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bedminster and State of New Jersey on the 18th day of December, 2014.

WHITEBOX MUTUAL FUNDS (Registrant)

By:	/s/ Bruce W. Nordin
Bruce W. Nordin, President

Pursuant to the requirements of the Securities Act of 1833, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Mark M. Strefling	Chairman and Trustee
Mark M. Strefling		December 18, 2014

/s/ Bruce W. Nordin	President (Principal Executive Officer)
Bruce W. Nordin		December 18, 2014

/s/ Michael McCormick	Chief Financial Officer and Treasurer (Principal Financial Officer)
Michael McCormick		December 18, 2014

*	Trustee
Joseph M. Barsky III		December 18, 2014

*	Trustee
Timothy J. Healy		December 18, 2014

*	Trustee	December 18, 2014
Lee Lieberman Otis

*By:	/s/ Mark M. Strefling
Mark M. Strefling

Attorney-in-fact, pursuant to a power of attorney dated July 16, 2012 and filed with Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on August 17, 2011.